Risk Management - Solvency Ratio and Regulatory Compliance Ratios (Details)	12 Months Ended
Dec. 31, 2021
Risk management [abstract]
Leverage ratio (T1_I18/T1_I7)	7.71
Common equity tier 1 ratio (T1_I18/T1_I11.b)	11.49
Tier 1 capital ratio (T1_I25/T1_I11.b)	12.49
Capital Adequacy ratio (T1_I31/T1_I11.b)	16.22
Regulatory compliance ratios for solvency
Voluntary (additional) provisions imputed in Tier 2 capital (T2) in relation to APRCs (T1_I26/(T1_I8.a or 8.b))	0.63
Subordinated bonds imputed in tier 2 capital (T2) in relation to common equity tier 1(CET1)	27.78
Additional tier 1 capital (AT1) relative to common equity tier 1 (CET1) (T1_I24/T1_I18)	8.70
Voluntary (additional) provisions and subordinated debentures that are imputed to Additional Tier 1 capital (AT1) in relation to RWA ((T1_I19+T1_I20)/T1_I11.b)	1.00
Percentage of common equity tier 1 capital	1.25%
Percentage of common equity tier 1 capital under internal methodologies	0.625%
Percentage of subordinated tier 2 capital to common equity tier 1 capital	50.00%